SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
SUBSEQUENT EVENTS [Text Block]

26. SUBSEQUENT EVENTS

Subsequent to December 31, 2017, the Company has granted 9,575,000 incentive stock options to Directors, Officers, employees and certain consultants of the Company under the terms of its stock option plan. The share options have an exercise price of $0.60 per share and are exercisable for a period of five years from the grant date.